Overview of Accounting Principles Utilized	9 Months Ended
Dec. 31, 2011
Overview of Accounting Principles Utilized
1.	Overview of Accounting Principles Utilized

In preparing the accompanying consolidated financial statements, ORIX Corporation (“the Company”) and its subsidiaries have complied with accounting principles generally accepted in the United States of America (“U.S. GAAP”), modified for the accounting for stock splits (see Note 2 (n)).

These statements include all adjustments (consisting of normal recurring accruals) that we considered necessary to present a fair statement of our results of operations, financial position and cash flows. The results reported in these condensed consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. It is suggested that these condensed consolidated financial statements be read in conjunction with the financial statements and notes thereto included in our March 31, 2011 consolidated financial statements.

Since the Company listed on the New York Stock Exchange in September 1998, the Company has filed the annual report (Form 20-F) including the consolidated financial statements with the Securities and Exchange Commission.

Significant differences between U.S. GAAP and generally accepted accounting principles in Japan (“Japanese GAAP”) are as follows:

(a) Initial direct costs

Under U.S. GAAP, certain initial direct costs to originate leases or loans are being deferred and amortized as yield adjustments over the life of related direct financing leases or loans by using interest method.

On the other hand, under Japanese GAAP, those initial direct costs are recognized as expenses when they are incurred.

(b) Operating leases

Under U.S. GAAP, revenues from operating leases are recognized on a straight-line basis over the contract terms. Also operating lease assets are depreciated over their estimated useful lives mainly on a straight-line basis.

On the other hand, Japanese GAAP allows for operating lease assets to be depreciated using either the declining-balance basis or straight-line basis.

(c) Accounting for life insurance operations

Based on ASC 944 (“Financial Services—Insurance”), certain costs associated with writing insurances, or deferred policy acquisition costs, are being deferred and amortized over the respective policy periods in proportion to anticipated premium revenue.

Under Japanese GAAP, such costs are recorded as expenses currently in earnings in each accounting period.

In addition, under U.S. GAAP, although policy liabilities for future policy benefits are established using the net level premium method, based on actuarial estimates of the amount of future policyholder benefits, under Japanese GAAP, these are calculated by the methodology which relevant authorities accept.

(d) Accounting for goodwill and other intangible assets in business combination

Under U.S. GAAP, the Company and its subsidiaries test for impairment of goodwill and any intangible assets that are not subject to amortization at least annually. Additionally, if events or changes in circumstances indicate that the asset might be impaired, the Company and its subsidiaries test for impairment when such events or changes occur.

Under Japanese GAAP, goodwill is amortized over an appropriate period up to 20 years.

(e) Accounting for pension plans

Under U.S. GAAP, the Company and its subsidiaries apply ASC 715 (“Compensation- Retirement Benefits”) and record pension costs based on the amounts determined using actuarial methods. The net actuarial loss is amortized using a corridor test. The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheets.

Under Japanese GAAP, the net actuarial loss is fully amortized over a certain term within the average remaining service period of employees. The pension liabilities are recorded for the difference between the plan assets and the benefit obligation, net of unrecognized prior service cost and net actuarial loss, on the consolidated balance sheets.

(f) Reporting on discontinued operations

Under U.S. GAAP, in accordance with ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”), the financial results of discontinued operations and disposal gain or loss, net of applicable income tax effects, are presented as a separate line from continuing operations in the consolidated statements of income. The prior periods’ results of these discontinued operations have also been reclassified as income from discontinued operations in each prior period presented in the accompanying consolidated statements of income and consolidated statements of cash flows.

Under Japanese GAAP, there are no rules on reporting discontinued operations and the amounts are not presented separately from continuing operations.

(g) Presentation of net income in the consolidated statements of income

Under U.S. GAAP, net income consists of net income attributable to the parent and net income attributable to the noncontrolling interests. Each of them is separately stated in the consolidated statements of income.

Under Japanese GAAP, net income attributable to the minority interests is not included in net income.

(h) Partial sale and additional acquisition of the parent’s ownership interest in subsidiaries

Under U.S. GAAP, a partial sale and an additional acquisition of the parent’s ownership interest in subsidiaries where the parent continues to retain control of that subsidiary are accounted for as equity transactions. On the other hand, in a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained.

Under Japanese GAAP, a partial sale of the parent’s ownership interest where the parent continues to retain control is accounted for as a profit-loss transaction and an additional acquisition of the parent’s ownership interest is accounted for as a business combination. In addition, in a transaction that results in the loss of control, only the realized gain or loss related to the portion of ownership interest sold is recognized in income and the gain or loss on the remeasurement to fair value of the interest retained is not recognized.

(i) Classification in consolidated statements of cash flows

Classification in the statements of cash flows under U.S. GAAP is based on ASC 230 (“Statement of Cash Flows”), which differs from Japanese GAAP. As significant differences, purchase of lease equipment and principal payments received under direct financing leases, proceeds from sales of operating lease assets, installment loans made to customers and principal collected on installment loans (excluding issues and collections of loans held for sale) are included in “Cash Flows from Investing Activities” under U.S. GAAP while they are classified as “Cash Flows from Operating Activities” under Japanese GAAP.

(j) Securitization of financial assets

Under U.S. GAAP, from April 1, 2010, because the exception to variable interest entities that are qualifying special-purpose entities has been removed, an enterprise is required to perform analysis to determine whether or not to consolidate these special-purpose entities (SPEs) for securitization under the VIE’s consolidation rules. As a result of the analysis, if it is determined that the enterprise transferred financial assets in a securitization transaction to SPE that needs to be consolidated, the transaction is not accounted for as a sale but accounted for as a secured borrowing.

Under Japanese GAAP, an SPE that meets certain conditions may be considered not to be a subsidiary of the investor or transferor. Therefore, if an enterprise transfers financial assets to this type of SPE in a securitization transaction, the transferee SPE is not required to be consolidated, and the enterprise accounts for the transaction as a sale and recognizes a gain or loss on the sale into earnings when control over the transferred assets is surrendered.